Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Assets and liabilities held for sale	Assets and liabilities held for sale
The changes in assets and liabilities held for sale are as follows from:

Assets held for sale	Discontinued Operations	Held for Sale Entities	Total
Balance at December 31, 2022	$75,177	$105,275	$180,452
Transferred out, net	(61,961)	(100,696)	(162,657)
Balance at December 31, 2023	13,216	4,579	17,795
Transferred out, net	(6,025)	(4,579)	(10,604)
Balance at December 31, 2024	$7,191	$—	$7,191

Liabilities associated with assets held for sale	Discontinued Operations	Held for Sale Entities	Total
Balance at December 31, 2022	$19,214	$17,315	$36,529
Transferred out, net	(10,927)	(16,429)	(27,356)
Balance at December 31, 2023	8,287	886	9,173
Transferred out, net	184	(452)	(268)
Balance at December 31, 2024	$8,471	$434	$8,905
The following table summarizes the major classes of assets and liabilities classified as held for sale (excluding discontinued operations) as of December 31, 2024 and 2023:

	As of
	December 31, 2024	December 31, 2023
Assets
Inventories, net	$—	$509
Total current assets	—	509
Property, plant and equipment, net	—	4,002
Right-of-use assets, finance lease, net	—	68
Total non-current assets	—	4,070
Total assets	$—	$4,579

Liabilities
Lease liability, finance lease	$—	$84
Lease liability, operating lease	434	368
Total current liabilities	434	452
Lease liability, operating lease	—	434
Total non-current liabilities	—	434
Total liabilities	$434	$886
Grassroots: Illinois Assets
In the quarter ended June 2023, the Company terminated the marketing of the Company’s Illinois assets (the “Illinois Assets”) and reclassified these assets from held for sale to held and used, as a result of the breach of contract, effective February 25, 2022, by Parallel Illinois, LLC (“Parallel”), with whom the Company had signed definitive agreements on April 1, 2021 to sell the Illinois Assets. In September 2023, the Company and Parallel entered into a Confidential Settlement Agreement to settle the dispute in full (the “Parallel Settlement Agreement”). Under the Parallel Settlement Agreement, the Company received $0.5 million, and Parallel formally released its claims against the Plaintiffs, including with respect to any claim for return of the $10 million deposit paid by Parallel to the Company at the time the definitive agreements were signed.
Phytoscience Management Group, Inc.
In November 2023, the Company signed a definitive agreement to sell 100% of the outstanding capital stock of Phytoscience Management Group, Inc. (“Phytoscience”) to Zenbarn Ventures, Inc. (“Zenbarn”) for cash consideration of $2.8 million, subject to working capital adjustments. Upon signing, the Company received $0.3 million with the remaining consideration paid at close. In conjunction with the sale, the Company also signed an interim management services agreement with Zenbarn to provide certain administrative and operational support services. The Company received the remaining cash consideration of $2.5 million, upon consummation of the sale in November 2024. The Company recognized a total loss of $1.1 million on the transaction.
North Shore Assets
On January 5, 2024, the Company signed a definitive purchase agreement to sell the Company’s rights and interests to certain assets of Curaleaf North Shore, Inc. f/k/a Alternative Therapies Group, Inc. to MassGrow, LLC for total cash consideration of $2.8 million. Upon execution of the agreement, the Company received cash consideration of $1.5 million, and the remaining consideration was paid in October 2024. The sale, which remains contingent on regulatory approval, is expected to be closed by the quarter ending March 31, 2025, subject to certain extensions. The Company recognized a total loss of $0.8 million on the transaction.
Acres Assets
On February 23, 2024, the Company signed a real estate purchase agreement to sell the property and equipment of Acres Cultivation LLC and Acres Dispensary LLC for total consideration of $3.3 million, which consists of cash consideration of $1.1 million and the issuance by the Company of a secured note with a principal amount of $2.2 million. The secured note earns interest at 8% per annum and matures in February 2027. In connection with the real estate purchase agreement, the Company signed a membership interest purchase agreement for $0.2 million. The Company recognized a total loss of $17.5 million on the transaction. The sale closed on October 10, 2024.
Sale of Rokshaw Limited’s noncannabis operation
On April 29, 2024, the Company closed on the sale of Rokshaw Limited’s noncannabis operation to Thistle Pharma Limited. The total proceeds received in the sale included cash consideration of £3.3 million consisting of £0.5 million paid upon signing of the definitive agreement, £1.8 million paid at the date of close and £0.5 million payable on the first and second anniversary of the closing date. The Company recognized a total gain of £1.8 million on the transaction.
See Note 9 — Notes receivable for further details of transactions involving deferred payments of cash consideration.
Discontinued operations
On January 26, 2023, the Company announced a plan to discontinue operations in unprofitable business components operating in unfavorable regulatory environments, which represented a strategic shift that had a major effect on the Company’s operations and financial results. As a result of this plan, the Company reported California, Oregon, Colorado, Michigan, Kentucky CBD and its adult use operations in Maine (“Adult-Use Maine”) as discontinued operations for the years ended December 31, 2024 and 2023. These discontinued operations were components of the Company’s Domestic reportable segment.
Pursuant to ASC 205, the Company has separately classified the financial results of these business components as Net loss from discontinued operations on the Consolidated Statements of Operations. As of December 31, 2024, the Company has deconsolidated and discontinued all operations classified as discontinued operations in 2023, as further detailed below.
California

As of December 31, 2023, the Company had completed the disposition of its operations in California.
Colorado
On June 2, 2023, the Company signed a definitive real estate agreement to sell commercial property of Focused Investment Partners, LLC, located in Pueblo CO, for cash consideration of $0.4 million. The transaction closed on June 26, 2023.
On June 7, 2023, the Company signed a definitive real estate agreement to sell two commercial properties of GG Real Estate, LLC, located in Pueblo, CO, to Appleland, LLC for cash consideration of $0.5 million. The transaction closed on July 13, 2023.
On June 26, 2023, the Company signed a definitive purchase and sale agreement to sell its rights to the property of Los Suenos Farms, LLC, located in Avondale, Colorado, to Mammoth Cassa JV, LLC for cash consideration of $1.5 million. The transaction closed on June 26, 2023.
Completion of these three sales resulted in a loss on disposal of $2.0 million.
Kentucky
In the third quarter of 2023, the Company ceased all of its operations in Kentucky related to the manufacturing and wholesale distribution of CBD products, and classified its Kentucky business component as discontinued operations in the Annual Financial Statements. Upon this classification, the Company recognized a loss of $7.2 million on the impairment of its leased facility in Lexington, Kentucky and associated leasehold improvements and fixed assets (the “Kentucky Facility”) during the year ended December 31, 2023. All equipment specific to the Company’s CBD operations in Kentucky was sold or disposed as of March 31, 2024.

In the first quarter of 2024, the Company made the strategic decision to introduce a new line of hemp-derived THC products via an online direct-to-consumer marketplace and to repurpose its Kentucky Facility for the production of said THC products. Accordingly, the Company ceased marketing the Kentucky Facility and remeasured the associated right-of-use asset and leasehold improvements at the lower of their carrying amount before being classified as held-for-sale and the fair value of the asset upon being reclassified to held-and-used. The Company recognized a gain of $3.9 million on the re-recognition of the Kentucky Facility during the year ended December 31, 2024.
Adult-Use Maine
The Company signed a definitive agreement to sell its rights to the assets of Curaleaf Maine Adult Use, Inc. to Dirigo Naturals, LLC (“Dirigo”) in November 2023. The purchase agreement included a note receivable of $0.1 million and the assumption of select liabilities. In connection with the sale, the Company also signed an interim management services agreement with Dirigo to operate the business on behalf of the Company. The transaction closed on June 28, 2024. The Company has recognized a total loss of $0.3 million on the transaction.
Oregon
The Company signed a definitive asset purchase agreement, effective July 1, 2023, for the sale of its operations in Oregon to Hotbox Farms, LLC. The purchase agreement included cash consideration of $2.0 million, adjusted for working capital provisions. The transaction closed on March 1, 2024. The Company has recognized a total loss of $2.3 million on the transaction.
Michigan
On February 1, 2024, the Company discontinued all operations in Kalamazoo, after assigning the associated lease and selling all property, plant, and equipment associated with the leased facility to Hodai Kalamazoo, LLC. The Company has recognized a total gain of $0.5 million on the transaction.
On March 1, 2024, the Company discontinued all operations in Ann Arbor, after assigning the associated lease and selling all property, plant, and equipment associated with the leased facility to Hodai Ann Arbor, LLC. The Company did not incur any gain or loss as a result of this transaction.
Effective June 1, 2024, the Company discontinued all operations in Battle Creek and Bangor, upon signing a lease termination agreement and selling all property, plant, and equipment associated with the leased facilities. The termination agreement included a fee of $0.2 million, payable in two installments. The first installment of $0.1 million was paid on September 1, 2024, and the second installment of $0.1 million was paid on January 2, 2025. The Company has recognized a total gain of $0.7 million on the transaction.
The following table summarizes the major classes of assets and liabilities of the Company’s discontinued operations as of December 31, 2024 and 2023:

	As of
	December 31, 2024	December 31, 2023
Assets
Accounts receivable, net of allowance for credit losses	$—	$4,356
Prepaid expenses and other current assets	—	53
Total current assets	—	4,409
Deferred tax asset	7,191	8,514
Property, plant and equipment, net	—	293
Total non-current assets	7,191	8,807
Total assets	$7,191	$13,216

Liabilities
Accounts payable	$—	$665
Accrued expenses	8,318	4,670
Lease liabilities, finance - current	—	28
Lease liabilities, operating - current	140	689
Notes payable - current	—	72
Total current liabilities	8,458	6,124
Notes payable - net of current	—	56
Lease liabilities, finance - net of current	—	285
Lease liabilities, operating - net of current	13	1,822
Total non-current liabilities	13	2,163
Total liabilities	$8,471	$8,287
The following table presents the Company’s condensed consolidated statements of operations for its discontinued operations:

	Years Ended
	December 31, 2024	December 31, 2023
Total revenues, net	$706	$20,274
Cost of goods sold	445	37,015
Gross income (loss)	261	(16,741)
Other operating expenses	2,157	13,771
Loss from operations	(1,896)	(30,512)
Total other expense, net	(3,548)	(25,257)
Loss from discontinued operations before provision for income taxes	(5,444)	(55,769)
Benefit from (provision for) income taxes	(342)	4,387
Net loss from discontinued operations	$(5,786)	$(51,382)